Decommissioning Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
Reclamation expenses	$ 1.2	$ 3.5
Less: Current portion of decommissioning liability 1	(3.3)
Provision for decommissioning, restoration and rehabilitation costs [member]
Reconciliation of changes in other provisions [abstract]
Beginning balance	75.2	59.0
Reclamation expenditures		(3.5)
Accretion expense	2.3	2.6
Reclamation expenses	1.2
Revisions to expected discounted cash flows	29.8	17.1
Less: Current portion of decommissioning liability 1	(3.3)
Other non-current provisions	102.8
Ending balance	$ 106.1	$ 75.2